Summary of significant accounting policies - Income taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Tax rate	32.28%	32.28%	32.28%
Minimum | Domestic
Statement
Tax rate	27.00%	27.00%	27.00%
Minimum | Foreign
Statement
Tax rate	19.00%	19.00%	19.00%
Maximum | Domestic
Statement
Tax rate	32.00%	32.00%	32.00%
Maximum | Foreign
Statement
Tax rate	31.00%	28.00%	31.00%